UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital, LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut         11/14/00
       -------------------------    ---------------------------     -------





Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)














































                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:          84
                                               -------------

Form 13F Information Table Value Total:        $2,019,071
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


















                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
AFFILIATED MANAGERS GROUP         COM           008252108  42,407   744,800  SH       SOLE                744,800
------------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC                      COM           01642T108  22,526   583,200  SH       SOLE                583,200
------------------------------------------------------------------------------------------------------------------------------------
ALZA CORP DEL                     COM           022615108  51,459   594,900  SH       SOLE                594,900
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP                       COM           020039103  25,348   485,700  SH       SOLE                485,700
------------------------------------------------------------------------------------------------------------------------------------
ARGONAUT TECHNOLOGIES INC         COM           040175101  17,460   940,600  SH       SOLE                940,600
------------------------------------------------------------------------------------------------------------------------------------
ASPECT COMMUNICATIONS CORP        COM           04523Q102  37,337 1,810,300  SH       SOLE              1,810,300
------------------------------------------------------------------------------------------------------------------------------------
AXYS PHARMACETICALS INC           COM           054635107   2,179   319,800  SH       SOLE                319,800
------------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC             COM           075896100  42,293 1,734,000  SH       SOLE              1,734,000
------------------------------------------------------------------------------------------------------------------------------------
BIOJECT MED TECH INC              COM NEW       09059T206   3,508   645,161  SH       SOLE                645,161
------------------------------------------------------------------------------------------------------------------------------------
BIOPURE CORP                      CL A          09065H105   1,095    60,600  SH       SOLE                 60,600
------------------------------------------------------------------------------------------------------------------------------------
BOYDS COLLECTION LTD              COM           103354106  28,621 3,880,800  SH       SOLE              3,880,800
------------------------------------------------------------------------------------------------------------------------------------
BRITESMILE INC                    COM           110415106   4,779   570,600  SH       SOLE                570,600
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP              CL A          12686C109  25,113   378,700  SH       SOLE                378,700
------------------------------------------------------------------------------------------------------------------------------------
CALIPER TECHNOLOGIES CORP         COM           130876105  11,588   200,000  SH       SOLE                200,000
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP             COM           14040H105  23,954   341,900  SH       SOLE                341,900
------------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP                     COM           143658102  52,624 2,137,000  SH       SOLE              2,137,000
------------------------------------------------------------------------------------------------------------------------------------
CDW COMPUTER CTRS INC             COM           125129106  21,852   316,700  SH       SOLE                316,700
------------------------------------------------------------------------------------------------------------------------------------
CATALINA MARKETING CORP           COM           148867104  49,616 1,318,700  SH       SOLE              1,318,700
------------------------------------------------------------------------------------------------------------------------------------
CHASE MANHATTAN CORP NEW          COM           16161A108  61,563 1,332,899  SH       SOLE              1,332,899
------------------------------------------------------------------------------------------------------------------------------------
CIRCUIT CITY STORE INC            CIRCT CITY GRP172737108  24,132 1,049,200  SH       SOLE              1,049,200
------------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS      COM           184502102  96,525 1,708,400  SH       SOLE              1,708,400
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP                      CL A SPL      200300200  28,685  700,700   SH       SOLE                700,700
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP            COM           228227104  60,653 1,952,600  SH       SOLE              1,952,600
------------------------------------------------------------------------------------------------------------------------------------
CYGNUS INC                        COM           232560102   5,304   482,140  SH       SOLE                482,140
------------------------------------------------------------------------------------------------------------------------------------
DIGIMARC CORP                     COM           253807101   1,080    58,000  SH       SOLE                 58,000
------------------------------------------------------------------------------------------------------------------------------------
DIME BANCORP INC NEW              COM           25429Q102   2,695   125,000  SH       SOLE                125,000
------------------------------------------------------------------------------------------------------------------------------------
EBENX INC                         COM           278668108  13,380 1,182,750  SH       SOLE              1,182,750
------------------------------------------------------------------------------------------------------------------------------------
ENTREMED INC                      COM           29382F103   1,458    52,300  SH       SOLE                 52,300
------------------------------------------------------------------------------------------------------------------------------------
EPOCH PHARMACEUTICALS INC         COM           294273107   2,755   285,715  SH       SOLE                285,715
------------------------------------------------------------------------------------------------------------------------------------
ETOYS INC                         COM           297862104   3,584   670,600  SH       SOLE                670,600
------------------------------------------------------------------------------------------------------------------------------------
GARTNER GROUP INC NEW             CL B          366651206  11,576 1,064,457  SH       SOLE              1,064,457
------------------------------------------------------------------------------------------------------------------------------------
GEMENI GENOMICS PLC               SPONSORED ADR 36865M109   4,313   300,000  SH       SOLE                300,000
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                     COM NEW       368710406  30,676   165,200  SH       SOLE                165,200
------------------------------------------------------------------------------------------------------------------------------------
GENSET SA                         SPONSORED ADR 37244T104  10,670   388,000  SH       SOLE                388,000
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC               COM           375558103  34,595   315,400  SH       SOLE                315,400
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC                   COM           45245W109  26,643   227,600  SH       SOLE                227,600
------------------------------------------------------------------------------------------------------------------------------------
INGERSOLL-RAND CO                 COM           456866102  23,631   697,600  SH       SOLE                697,600
------------------------------------------------------------------------------------------------------------------------------------
INTERNAP NETWORK SVCS CORP        COM           45885A102  13,797   427,000  SH       SOLE                427,000
------------------------------------------------------------------------------------------------------------------------------------
INVITROGEN CORP                   COM           46185R100  13,222   185,900  SH       SOLE                185,900
------------------------------------------------------------------------------------------------------------------------------------
IMMUNOMEDICS INC                  COM           452907108   6,453   308,200  SH       SOLE                308,200
------------------------------------------------------------------------------------------------------------------------------------
JONES APPAREL GROUP               COM           480074103  27,385 1,033,400  SH       SOLE              1,033,400
------------------------------------------------------------------------------------------------------------------------------------
KENNEDY-WILSON INC                COM NEW       489399204   3,690   670,900  SH       SOLE                670,900
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS            COM           49455P101  36,594   893,900  SH       SOLE                893,900
------------------------------------------------------------------------------------------------------------------------------------
KING PHARMACEUTICALS INC          COM           495582108  10,443   312,299  SH       SOLE                312,299
------------------------------------------------------------------------------------------------------------------------------------
KNIGHT TRADING GROUP INC          COM           499063105  24,044   667,900  SH       SOLE                667,900
------------------------------------------------------------------------------------------------------------------------------------
LEAP WIRELESS INTL INC            COM           521863100  23,730   379,300  SH       SOLE                379,300
------------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL NEW                  CL A          529771107  48,236 1,286,300  SH       SOLE              1,286,300
------------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                    COM           532457108  55,287   681,500  SH       SOLE                681,500
------------------------------------------------------------------------------------------------------------------------------------
LINEAR TECHNOLOGY CORP            COM           535678106  36,164   558,517  SH       SOLE                558,517
------------------------------------------------------------------------------------------------------------------------------------
M & T BK CORP                     COM           55261F104  25,225    49,460  SH       SOLE                 49,460
------------------------------------------------------------------------------------------------------------------------------------
MCCLATCHY CO                      CL A          579489105  18,417   523,400  SH       SOLE                523,400
------------------------------------------------------------------------------------------------------------------------------------
METLIFE INC                       COM           59156R108  20,047   765,500  SH       SOLE                765,500
------------------------------------------------------------------------------------------------------------------------------------
NAVISTAR INTL CORP NEW            COM           63934E108  25,492   851,500  SH       SOLE                851,500
------------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT INC                  COM           676220106  38,606 4,941,500  SH       SOLE              4,941,500
------------------------------------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS INC           COM           671040103  17,500   250,000  SH       SOLE                250,000
------------------------------------------------------------------------------------------------------------------------------------
OUTBACK STEAKHOUSE INC            COM           689899102  43,256 1,594,700  SH       SOLE              1,594,700
------------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP                    COM           71713U102  32,200   535,000  SH       SOLE                535,000
------------------------------------------------------------------------------------------------------------------------------------
PRESSTEK INC                      COM           741113104     520    27,100  SH       SOLE                 27,100
------------------------------------------------------------------------------------------------------------------------------------
PROBUSINESS SERVICES INC          COM           742674104  26,305   869,600  SH       SOLE                869,600
------------------------------------------------------------------------------------------------------------------------------------
PUBLIC SVC ENTERPRISE GROUP       COM           744573106  24,922   557,700  SH       SOLE                557,700
------------------------------------------------------------------------------------------------------------------------------------
RIBOZYME PHARMACEUTICALS INC      COM           762567105   5,800   200,000  SH       SOLE                200,000
------------------------------------------------------------------------------------------------------------------------------------
ROSS STORES INC                   COM           778296103  30,021 2,088,400  SH       SOLE              2,088,400
------------------------------------------------------------------------------------------------------------------------------------
SEALED AIR CORP NEW               COM           81211K100  50,608 1,118,400  SH       SOLE              1,118,400
------------------------------------------------------------------------------------------------------------------------------------
SPECTRASITE HLDGS INC             COM           84760T100  43,074 2,320,500  SH       SOLE              2,320,500
------------------------------------------------------------------------------------------------------------------------------------
STAPLES INC                       COM           855030102  84,758 5,974,100  SH       SOLE              5,974,100
------------------------------------------------------------------------------------------------------------------------------------
TJX COS INC NEW                   COM           872540109  36,149 1,606,600  SH       SOLE              1,606,600
------------------------------------------------------------------------------------------------------------------------------------
TARGETED GENETICS CORP            COM           87612M108   3,393   285,714  SH       SOLE                285,714
------------------------------------------------------------------------------------------------------------------------------------
TELEPHONE & DATA SYS INC          COM           879433100  51,464   464,900  SH       SOLE                464,900
------------------------------------------------------------------------------------------------------------------------------------
THERMO ELECTRON CORP              COM           883556102  24,094   926,700  SH       SOLE                926,700
------------------------------------------------------------------------------------------------------------------------------------
TREGA BIOSCIENCES INC             COM           894699107   2,428   733,000  SH       SOLE                733,000
------------------------------------------------------------------------------------------------------------------------------------
TRUE NORTH COMMUNICATIONS INC     COM           897844106  22,226   621,700  SH       SOLE                621,700
------------------------------------------------------------------------------------------------------------------------------------
VASCULAR SOLUTIONS INC            COM           92231M109   2,815   150,000  SH       SOLE                150,000
------------------------------------------------------------------------------------------------------------------------------------
VODAPHONE GROUP PLC NEW           SPONSORED ADR 92857W100   4,440   120,000  SH       SOLE                120,000
------------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR                   SH BEN INT    929042109  32,273   869,300  SH       SOLE                869,300
------------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                       COM           931422109  12,269   323,400  SH       SOLE                323,400
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW              COM           949746101  23,391   509,200  SH       SOLE                509,200
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD           COM          G9618E107  46,716   171,200  SH       SOLE                171,200
------------------------------------------------------------------------------------------------------------------------------------
XOMA LTD                          0RD           G9825R107  25,589 1,772,400  SH       SOLE              1,772,400
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                    PUT           023135956  17,297   450,000  SH  PUT  SOLE                450,000
------------------------------------------------------------------------------------------------------------------------------------
GLOBALSTAR TELECOMMUNICATIONS LTD PUT           G3930H954   5,365   622,000  SH  PUT  SOLE                622,000
------------------------------------------------------------------------------------------------------------------------------------
LERNOUT & HAUSPIE SPEECH PRODS    PUT           B5628B954     131    10,000  SH  PUT  SOLE                 10,000
------------------------------------------------------------------------------------------------------------------------------------
PROCTOR & GAMBLE CO               PUT           742718959   6,030    90,000  SH  PUT  SOLE                 90,000
------------------------------------------------------------------------------------------------------------------------------------
PURCHASEPRO COM                   PUT           746144954   8,788   200,000  SH  PUT  SOLE                200,000
 -----------------------------------------------------------------------------------------------------------------------------------
RITE AID CORP                     PUT           767754954     740   185,000  SH  PUT  SOLE                185,000
------------------------------------------------------------------------------------------------------------------------------------



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